Derivative and Hedging Activities - Location and Amount of Gain (Loss) in Income on Fair Value and Cash Flow Hedging Relationships (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Interest Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total amounts of income and expense line items presented in the consolidated statements of income in which the effects of fair value or cash flow hedges are recorded	$ 800	$ (137)	$ 858	$ (504)
Interest Income [Member] | Interest Rate Contract, Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
The effects of fair value and cash flow hedging:	(1,664)	(6,753)	(6,986)	(731)
Interest Income [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
The effects of fair value and cash flow hedging:	1,680	6,705	6,945	745
Interest Income [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount excluded from effectiveness testing recognized in earnings based on amortization approach	0	0	0	0
Interest Income [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from accumulated other comprehensive income into income	(205)	(887)	(1,092)	(1,043)
Amount excluded from effectiveness testing recognized in earnings based on amortization approach	0	0	0	0
Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total amounts of income and expense line items presented in the consolidated statements of income in which the effects of fair value or cash flow hedges are recorded	974	0	974	0
Interest Expense [Member] | Interest Rate Contract, Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
The effects of fair value and cash flow hedging:	0	0	0	0
Interest Expense [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
The effects of fair value and cash flow hedging:	0	0	0	0
Interest Expense [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount excluded from effectiveness testing recognized in earnings based on amortization approach	0	0	0	0
Interest Expense [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from accumulated other comprehensive income into income	0	0	0	0
Amount excluded from effectiveness testing recognized in earnings based on amortization approach	$ 0	$ 0	$ 0	$ 0